Parent Only Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
ASSETS
Cash and due from banks	$ 15,048	$ 11,534
Securities held to maturity, at cost	462,728	504,014
Loans receivable from Bank and MHC	459,312	438,923
Interest receivable	3,177	3,927
Other assets	4,620	5,296
Total Assets	1,016,084	1,101,440
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	7,493	4,886
Stockholders' equity	187,328	186,461	179,966	175,992
Total Liabilities and Stockholders' Equity	1,016,084	1,101,440
Parent Company [Member]
ASSETS
Cash and due from banks	14,284	10,151
Securities held to maturity, at cost	1,374	10,365
Loans receivable from Bank and MHC	5,013	6,264
Investment in subsidiary	166,654	159,598
Interest receivable	54	100
Other assets	28	58
Total Assets	187,407	186,536
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	79	75
Stockholders' equity	187,328	186,461
Total Liabilities and Stockholders' Equity	$ 187,407	$ 186,536